Stock Options (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Option [Member]
Options Outstanding, Number of shares (in Shares)	3,175,000	3,175,000	3,250,000	5,690,000
Options Outstanding, Weighted average remaining contractual life	1 year 1 month 6 days	1 year 3 months 18 days
Options Outstanding, Weighted average exercise price	$ 0.08	$ 0.08
Options Exercisable, Number of shares (in Shares)	3,150,000	3,175,000
Options Exercisable, Weighted average exercise price	$ 0.08	$ 0.08
Options 0.04 [Member]
Range of exercise prices	$ 0.04	$ 0.04
Options Outstanding, Number of shares (in Shares)	1,500,000	1,500,000
Options Outstanding, Weighted average remaining contractual life	2 years 1 month 6 days	2 years 4 months 24 days
Options Outstanding, Weighted average exercise price	$ 0.04	$ 0.04
Options Exercisable, Number of shares (in Shares)	1,500,000	1,500,000
Options Exercisable, Weighted average exercise price	$ 0.04	$ 0.04
Options 0.08 [Member]
Range of exercise prices	$ 0.08	$ 0.08
Options Outstanding, Number of shares (in Shares)	250,000	250,000
Options Outstanding, Weighted average remaining contractual life	6 months	9 months 18 days
Options Outstanding, Weighted average exercise price	$ 0.08	$ 0.08
Options Exercisable, Number of shares (in Shares)	250,000	250,000
Options Exercisable, Weighted average exercise price	$ 0.08	$ 0.08
Options 0.13 [Member]
Range of exercise prices	$ 0.13	$ 0.13
Options Outstanding, Number of shares (in Shares)	1,425,000	1,425,000
Options Outstanding, Weighted average remaining contractual life	1 month 6 days	4 months 24 days
Options Outstanding, Weighted average exercise price	$ 0.13	$ 0.13
Options Exercisable, Number of shares (in Shares)	1,425,000	1,425,000
Options Exercisable, Weighted average exercise price	$ 0.13	$ 0.13